Consolidated Statements of Changes in Equity (Parenthetical)	Apr. 25, 2018 $ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Consolidated Statements of Changes in Equity
Convenience translation to U.S. dollars	18.8628	19.7354	7.3448	572.5600	20.6640	7.5221	561.1000